THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 10, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 22, 2002.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  9-30-00

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       November 22, 2002
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $475,390 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

ASSOCIATES FIRST CAP CORP      CL A               046008108      25217    663600   SH          SOLE            663600   0     0
AT & T CDA INC                 DEPS RCPT CL B     00207Q202      14473    475000   SH          SOLE            475000   0     0
AXA FINL INC                   COM                002451102      35463    696200   SH          SOLE            696200   0     0
CHRIS CRAFT INDS INC           COM                170520100      11689    141900   SH          SOLE            141900   0     0
COASTAL CORP                   COM                190441105      17427    235100   SH          SOLE            235100   0     0
FORT JAMES CORP                COM                347471104       8350    273200   SH          SOLE            273200   0     0
NIAGARA MOHAWK HLDGS INC       COM                653520106       8663    550000   SH          SOLE            550000   0     0
R & B FALCON CORP              COM                74912E101      18676    670000   SH          SOLE            670000   0     0
RAINFOREST CAFE INC            COM                75086K104        261     85500   SH          SOLE             85500   0     0
REPSOL YPF S A                 SPONSORED ADR      76026T205       1959    107000   SH          SOLE            107000   0     0
SNYDER COMMUNICATIONS INC      COM CIRCLE COM     832914204        717    236500   SH          SOLE            236500   0     0
SOFTWARE COM INC               COM                83402P104      27048    149100   SH          SOLE            149100   0     0
UNION CARBIDE CORP             COM                905581104      18762    497000   SH          SOLE            497000   0     0
VARSITY GROUP INC              COM                922281100        302    351950   SH          SOLE            351950   0     0
ALPINE GROUP INC               COM                020825105       1229    280800   SH          SOLE            280800   0     0
CAPSTONE TURBINE CORP          COM                14067D102      13750    200000   SH          SOLE            200000   0     0
COMCAST CORP                   CL A SPL           200300200       4100    100000   SH          SOLE            100000   0     0
DIGEX INC DEL                  CL A               253756100       2146     45000   SH          SOLE             45000   0     0
INTERMEDIA COMMUNICATIONS INC  COM                458801107      62911   2137100   SH          SOLE           2137100   0     0
MIPS TECHNOLOGIES INC          CL B               604567206       4766    123780   SH          SOLE            123780   0     0
MOLEX INC                      CL A               608554200       1216     30000   SH          SOLE             30000   0     0
MOLEX INC                      COM                608554101       3424     63300   SH          SOLE             63300   0     0
NABISCO GROUP HLDG CORP        COM                62952P102       2844     99800   SH          SOLE             99800   0     0
NATIONAL-OILWELL INC           COM                637071101        243     15307   SH          SOLE             15307   0     0
NEWS CORP LTD                  SP ADR PFD         652487802       3000     64000   SH          SOLE             64000   0     0
SEAGATE TECHNOLOGY             COM                811804103     135833   1968600   SH          SOLE           1968600   0     0
SEAGRAM LTD                    COM                811850106      12049    210000   SH          SOLE            210000   0     0
SHANDONG HUANENG PWR DEV LTD   SPON ADR N         819419102       7972   1051700   SH          SOLE           1051700   0     0
STRATOS LIGHTWAVE INC          COM                863100103        645     20000   SH          SOLE             20000   0     0
SUPERIOR TELECOM INC           COM                868365107        264     43940   SH          SOLE             43940   0     0
WADDELL & REED FINL INC        CL B               930059209       4672    161100   SH          SOLE            161100   0     0
SUNBEAM CORP                   SR SD CV ZERO 18   867071AD4       2575     25750   PRN        SOLE             25750    0     0
SUNBEAM CORP                   SRSDCV ZRO144A18   867071AA0      22747    227468   PRN        SOLE            227468    0     0

